Discontinued operations - Cash flows used in discontinued operations (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Cash flows used in discontinued operations
Net cash used in operating activities	¥ (68,063)	¥ (322,186)
Net cash used in investing activities	(7,117)	(23,662)
Net cash (used in) / from financing activities	10,468	(153,741)
Net cash flows for the year	¥ (64,712)	¥ (499,589)